Commitments and Contingencies - Other Agreements (Details) $ in Millions	Dec. 31, 2021 USD ($)
Investment commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	$ 335
2023	130
2024	106
2025	25
2026	91
Total	687
Technology support and equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	19
2023	7
Total	$ 34